Current and Long-term Liabilities - Preferred Stock (Details) - Draft Kings Inc - Preferred Stock Investor in Series F Note $ in Thousands	3 Months Ended	21 Months Ended
	Mar. 31, 2019 D	Sep. 26, 2021 D	Dec. 31, 2019 USD ($)	Aug. 26, 2019 USD ($)
Debt Instruments
Note amount | $				$ 11,000
Threshold gross proceeds of equity financing to be obtained when determining the maturity date | $			$ 100,000
Interest rate	2.33%
Number of days as basis for computing interest per annum | D	365
Forecast
Debt Instruments
Interest rate		7.50%
Number of days as basis for computing interest per annum | D		365